Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Jun. 21, 2019	Dec. 31, 2018	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Summary of significant accounting policies
Current assets					$ 4,785,819,348	$ 5,600,910,134
TOTAL ASSETS					6,446,279,290	7,669,323,576	$ 7,421,664,433
Current liabilities					4,777,783,176	4,536,333,378
Total liabilities					6,033,050,053	6,643,420,414
Revenue					1,536,017,781	1,745,763,191	2,482,632,812
costs of revenue					(1,468,080,865)	(1,453,296,443)	(1,922,323,191)
Net loss					(417,307,378)	(81,040,908)	68,344,527
Net cash (used in) /provided by operating activities					135,608,847	336,766,542	272,256,758
Net cash used in investing activities					(22,774,551)	(104,155,960)	(43,030,099)
Net cash used in financing activities					(677,076,944)	(190,069,001)	(278,472,789)
Amounts due to subsidiaries of the Group					77,062,355	31,511,929
Due from subsidiaries					2,854,538	2,789,265
Impairment loss on goodwill					4,355,469	6,400,262
Impairment loss on intangible assets					14,295,790	0
Impairment of loss on real estate					$ 1,347,050	9,641,537	$ 0
Contingent compensation is subject to the court					The Company has litigations in the PRC and the contingent compensation is subject to the court verdict with estimated amount of US$37.4 million
Estimated amount subject to the court verdict					$ 37,400,000
Beijing Ruihao Rongtong Real Estate [Member]
Summary of significant accounting policies
Percentage of Equity Directly Attributable to the Group					65.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Current assets					$ 2,748,904	3,167,587
Non-current assets					0	0
TOTAL ASSETS					2,748,904	3,167,587
Current liabilities					2,791,771	3,572,451
Non-current liabilities					0	0
Total liabilities					2,791,771	3,572,451
Revenue					451,176	81,984
costs of revenue					(26,605)	0
Net loss					367,929	(382,874)
Net cash (used in) /provided by operating activities					39,366	36,807
Net cash used in investing activities					0	0
Net cash used in financing activities					0	0
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Revenue					779,795	3,287,093
Amounts due to subsidiaries of the Group					10,473,436	1,928,834
Consolidation, Eliminations [Member] | RuizhuoXihui [Member]
Summary of significant accounting policies
Due from subsidiaries					2,692,162	3,039,549
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Registered Capital														$ 37,600,000	¥ 250.0
Number of projects under construction | item							1
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					346,637	768,166
Non-current assets					3,177,609	2,771,533
TOTAL ASSETS					3,524,246	3,539,699
Current liabilities					14,499,043	4,801,975
Non-current liabilities					13,645,560	14,099,833
Total liabilities					28,144,603	18,901,808
Revenue					1,703,972	3,525,255
costs of revenue					(3,755,276)	(2,529,935)
Net loss					(8,794,606)	(6,935,441)
Net cash (used in) /provided by operating activities					(13,884,957)	(12,982,505)
Net cash used in investing activities					(14,799)	(13,837)
Net cash used in financing activities					13,108,128	12,256,166
Consolidated revenues contributed from the related party					924,177	238,162
Percentage of Share of Profit or Loss										51.00%
Beijing Yuzhouyun Technology Development Center [Member] | Senior Management Members [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss										49.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Amounts due to subsidiaries of the Group					0	1,928,834
Consolidated revenues contributed from the related party					$ 451,176	$ 81,984
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%				35.00%	35.00%		35.00%	5.00%	20.00%